Shareholder Report, Holdings (Details)	Jun. 30, 2026
IMS Capital Value Fund (Institutional Class Shares) | Alphabet, Inc. – Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
IMS Capital Value Fund (Institutional Class Shares) | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%
IMS Capital Value Fund (Institutional Class Shares) | Meta Platforms, Inc. – Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.43%
IMS Capital Value Fund (Institutional Class Shares) | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
IMS Capital Value Fund (Institutional Class Shares) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%
IMS Capital Value Fund (Institutional Class Shares) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
IMS Capital Value Fund (Institutional Class Shares) | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
IMS Capital Value Fund (Institutional Class Shares) | Dutch Bros., Inc. – Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
IMS Capital Value Fund (Institutional Class Shares) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.58%
IMS Capital Value Fund (Institutional Class Shares) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
IMS Capital Value Fund (Institutional Class Shares) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.11%
IMS Capital Value Fund (Institutional Class Shares) | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
IMS Capital Value Fund (Institutional Class Shares) | Financials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.71%
IMS Capital Value Fund (Institutional Class Shares) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.35%
IMS Capital Value Fund (Institutional Class Shares) | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.51%
IMS Capital Value Fund (Institutional Class Shares) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.04%
IMS Capital Value Fund (Institutional Class Shares) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.99%
IMS Capital Value Fund (Institutional Class Shares) | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.86%
IMS Capital Value Fund (Institutional Class Shares) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.78%
IMS Capital Value Fund (Institutional Class Shares) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.95%
IMS Strategic Income Fund (Institutional Class Shares) | United States Treasury Bond, 4.750%, due 02/15/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%
IMS Strategic Income Fund (Institutional Class Shares) | Morgan Stanley Finance LLC, 7.760%, due 08/31/2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
IMS Strategic Income Fund (Institutional Class Shares) | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
IMS Strategic Income Fund (Institutional Class Shares) | Bank of Montreal, 6.000% due 07/17/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
IMS Strategic Income Fund (Institutional Class Shares) | Societe Generale SA, 10.000% due 05/01/2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%
IMS Strategic Income Fund (Institutional Class Shares) | UBS AG/London, 8.000%, due 03/09/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
IMS Strategic Income Fund (Institutional Class Shares) | Staples, Inc., 10.750%, due 04/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
IMS Strategic Income Fund (Institutional Class Shares) | Societe Generale SA, 10.000%, due 10/31/2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
IMS Strategic Income Fund (Institutional Class Shares) | Service Properties Trust, 3.950%, due 01/15/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
IMS Strategic Income Fund (Institutional Class Shares) | Navient Corp., 5.625%, due 08/01/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
IMS Strategic Income Fund (Institutional Class Shares) | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	20.52%
IMS Strategic Income Fund (Institutional Class Shares) | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	40.04%
IMS Strategic Income Fund (Institutional Class Shares) | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.63%
IMS Strategic Income Fund (Institutional Class Shares) | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	24.45%
IMS Strategic Income Fund (Institutional Class Shares) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	7.36%